John Hancock Funds II
601 Congress Street
Boston, MA 02210
October 18, 2012
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that the forms of prospectus and Statement of Additional Information, each dated October 17, 2012, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on October 16, 2012 via EDGAR except for the International Growth Equity Fund Class A prospectus, which will be separately filed pursuant to paragraph (c) of Rule 497 on October 18, 2012.
If you have any questions or comments, please call me at 617-663-4326.

/s/ Andrew Wilkins
Andrew Wilkins
Assistant Secretary